Separation of Kyndryl (Tables)	12 Months Ended
Dec. 31, 2022
Separation of Kyndryl
Schedule of discontinued operations

($ in millions)
For the year ended December 31:	2022	2021	*	2020	*
Revenue	$7	$14,994		$18,441
Cost of sales	24	11,270		13,651
Selling, general and administrative expense	86	1,869	**	1,641	**
Kyndryl-related workforce rebalancing charges	—	31	**	884	**
RD&E and Other (income) and expense	(84)	80		124
Income/(loss) from discontinued operations before income taxes	$(20)	$1,744		$2,142
Provision for income taxes	124	714	È	484
Income/(loss) from discontinued operations, net of taxÈÈ	$(143)	$1,030		$1,658

*	Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.
**	Recast to conform to 2022 presentation.
È	Includes tax charges related to the Kyndryl separation.
ÈÈ	Includes $(1) million and $89 million in 2021 and 2020, respectively, related to discontinued operations of Microelectronics, divested in 2015.

($ in millions)
For the year ended December 31:	2022	2021		2020
Net cash provided by/(used in) operating activities	$—	$1,612	*	$4,403
Net cash provided by/(used in) investing activities	48	(380)		(935)

* Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.